Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000126248 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000126248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000126248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000126248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000126248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000126248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000126248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177425 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000177425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000177425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000177425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000177425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000177425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177425 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000177425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177424 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000177424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000177424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000177424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000177424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000177424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000177424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177423 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000177423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000177423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000177423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000177423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000177423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000177423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000177423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000126247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000126247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000126247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000126247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000126247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000126247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011783 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000011783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000011783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000011783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126246 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000126246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000126246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000126246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000126246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000126246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000126246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011786 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000011786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000011786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000011786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011784 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000011784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000011784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000011784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000011784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%